Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	FIDELITY SALEM STREET TRUST
Prospectus Date	rr_ProspectusDate	Oct. 29, 2016
Document Creation Date	dei_DocumentCreationDate	Jun. 01, 2017